Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Trade and other receivables
Schedule of trade and other receivables

	2018	2017
	€m	€m
Included within non-current assets:
Trade receivables	435	362
Amounts owed by associates and joint ventures	1	27
Other receivables	194	130
Prepayments	597	378
Accrued income	350	—
Derivative financial instruments	2,449	3,672
	4,026	4,569
Included within current assets:
Trade receivables	4,967	4,973
Amounts owed by associates and joint ventures	524	325
Other receivables	895	918
Prepayments	1,152	1,197
Accrued income	2,257	1,838
Derivative financial instruments	180	610
	9,975	9,861

Schedule of allowances for bad and doubtful debts

	2018	2017
	€m	€m
1 April	1,418	1,385
Reclassification as held for sale	—	(66)
Exchange movements	(78)	(94)
Amounts charged to administrative expenses	528	589
Other	(619)	(396)
31 March	1,249	1,418

Schedule of fair values of derivative instruments

	2018	2017
	€m	€m
Included within derivative financial instruments:
Fair value through the income statement (held for trading):
Interest rate swaps	1,610	2,248
Cross-currency interest rate swaps	445	126
Options	25	12
Foreign exchange contracts	44	103
	2,124	2,489
Designated hedge relationships:
Interest rate swaps	191	212
Cross-currency interest rate swaps	314	1,581
	2,629	4,282

Note

1

The valuation basis is level 2. This classification comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.